S-K 1603(c) Fiduciary Duties to Other Companies	Oct. 07, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)	Entity	Entity’s Business	Affiliation
Michael Singer	Insight Private Equity Funds	Private Equity	Managing Partner
	Alternative Insight, LLC	Management Company	Managing Partner
	ALTI Private Equity Access Fund	Private Equity	Director
Glenn Worman	Orion Innovations Corp.	Medical Device Company	Chief Financial Officer
	Drugs Made in America Acquisition Corp.	Special Purpose Acquisition Company	Chief Financial Officer
	Drugs Made in America Acquisition II Corp.	Special Purpose Acquisition Company	Chief Financial Officer
	K2 Capital Acquisition Corp.	Special Purpose Acquisition Company	Chief Financial Officer
	SeatonHill Partners, LP	CFO Services	Partner
Sam Cassatt	Layer Labs (Cayman) Ltd.	Technology	Advisor
Daniel Hume	Kirby McInerney, LLP	Law Firm	Managing Partner
	TG Therapeutics, Inc.	Biopharmaceutical Company	Director
	Lirum Therapeutics	Biopharmaceutical Company	Director
Lok Lee	2L Advisors, LLC	Investment Firm	Managing Member
	Tuesday Capital	Venture Capital	Venture Partner

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(1)      Each individual listed has a fiduciary duty with respect to each of the listed entities opposite from his/her name.